Note 17 - Financial Instruments (Detail) - Summary of Derivative Fair Values (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Liability Derivatives - Fair Value	$ 5,812	$ 8,467
Interest Rate Swap [Member]
Liability Derivatives - Balance Sheet Location	Current liabilities - Current portion of financial instruments	Current liabilities - Current portion of financial instruments
Liability Derivatives - Fair Value	5,811	8,467
Total [Member]
Liability Derivatives - Fair Value	$ 5,811	$ 8,467